Report of Directors Corporate Governance - Single figure of remuneration (Details) - GBP (£) £ / shares in Units, £ in Thousands		1 Months Ended	12 Months Ended
	Dec. 31, 2022	Feb. 28, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Feb. 25, 2022	Feb. 29, 2020
Disclosure of transactions between related parties [line items]
Percentage of basic salary donated to charitable donations			100.00%
Share price on date of grant (in gbp per share)						£ 5.380
Noel Quinn
Disclosure of transactions between related parties [line items]
Base salary			£ 1,329	£ 1,288
Fixed pay allowance ('FPA')			1,700	1,700
Cash in lieu of pension			133	129
Taxable benefits			119	95
Non-taxable benefits			86	71
Total fixed			3,367	3,283
Annual incentive (000)			2,164	1,590
Notional returns			31	22
Replacement award			0	0
Long term incentive			0	0
Total variable			2,195	1,612
Total fixed and variable			5,562	4,895
Ewen Stevenson
Disclosure of transactions between related parties [line items]
Base salary			775	751
Fixed pay allowance ('FPA')			1,085	1,062
Cash in lieu of pension			77	75
Taxable benefits			7	3
Non-taxable benefits			50	42
Total fixed			1,994	1,933
Annual incentive (000)			1,091	978
Notional returns			0	0
Replacement award			1,180	754
Long term incentive			436	0
Total variable			2,707	1,732
Total fixed and variable			£ 4,701	£ 3,665
2018 LTI Award | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Replacement award (in shares)					241,988
Share price on date of grant (in gbp per share)					£ 6.643		£ 5.6220
Share price on date when awards ceased to be subject of performance conditions (in gbp per share)	£ 4.816		£ 4.816		£ 4.8772
2019 LTI Award | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Replacement award (in shares)		476,757
Vesting percentage	19.00%